INCENTIVE STOCK PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Incentive Compensation Costs
A summary of our stock-based incentive compensation cost is presented below:

	2024	2023	2022
Selling and general expenses	$12,778	$12,710	$10,767
Cost of sales	1,122	986	1,226
Timber and Timberlands, net (a)	332	306	363
Total stock-based incentive compensation	$14,232	$14,002	$12,356

Tax benefit recognized related to stock-based incentive compensation expense (b)	$695	$677	$603

(a)Represents amounts capitalized as part of the overhead allocation of timber-related costs.
(b)A valuation allowance is recorded against the tax benefit recognized as we do not expect to be able to realize the benefit in the future.
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of our restricted stock units is presented below:

	2024	2023	2022
Restricted stock units granted	212,415	207,006	130,213
Weighted average price of restricted stock units granted	$32.46	$32.93	$41.81
Intrinsic value of restricted stock units outstanding (a)	$12,673	$16,068	$13,826
Grant date fair value of restricted stock units vested	5,949	4,454	2,475
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on restricted stock units vested	2,186	1,665	1,063

(a)Intrinsic value of restricted stock units outstanding is based on the market price of the Company’s stock at December 31, 2024, 2023 and 2022.

	2024
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested Restricted Stock Units at January 1,	480,925	$32.74
Granted	212,415	32.46
Vested	(189,934)	31.32
Cancelled	(17,854)	32.63
Non-vested Restricted Stock Units at December 31,	485,552	$33.17
A summary of our restricted stock is presented below:

	2024	2023	2022
Restricted stock granted	32,928	36,403	22,800
Weighted average price of restricted stock granted	$30.37	$30.22	$38.60
Intrinsic value of restricted stock outstanding (a)	—	$66	$620
Grant date fair value of restricted stock vested	1,047	1,647	2,478
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on restricted shares vested	20	208	708

(a)Intrinsic value of restricted stock outstanding is based on the market price of the Company’s stock at December 31, 2023 and 2022.

	2024
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested Restricted Stock at January 1,	1,973	$24.01
Granted	32,928	30.37
Vested	(34,901)	30.01
Non-vested Restricted Stock at December 31,	—	—

Schedule of Nonvested Performance-based Units Activity
A summary of our performance share units is presented below:

	2024	2023	2022
Common shares reserved for performance shares granted during year	320,640	285,863	193,333
Weighted average fair value of performance share units granted	$34.51	$37.77	$45.68
Intrinsic value of outstanding performance share units (a)	$11,463	$12,730	$13,123
Fair value of performance shares vested	6,388	5,863	5,549
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on performance shares vested	1,975	2,342	2,454

(a)Intrinsic value of outstanding performance share units is based on the market price of the Company's stock at December 31, 2024, 2023 and 2022.

	2024
	Number of Units	Weighted Average Grant Date Fair Value
Outstanding Performance Share units at January 1,	381,034	$39.56
Granted	183,223	34.51
Units Distributed	(108,217)	36.08
Other Cancellations/Adjustments	(16,854)	34.76
Outstanding Performance Share units at December 31,	439,186	$38.50
Expected volatility was estimated using daily returns on the Company’s common shares for the three-year period ending on the grant date. The risk-free rate was based on the 3-year U.S. Treasury rate on the date of the award. The dividend yield was not used to calculate fair value as awards granted receive dividend equivalents. Grants made to Vice Presidents and above are subject to a one-year post-vest holding period and include an additional discount for liquidity. The following table provides an overview of the assumptions used in calculating the fair value of the awards granted for the three years ended December 31:

	2024	2023	2022
Expected volatility	26.4%	29.9%	38.1%
Risk-free rate	4.5%	3.7%	2.6%
Liquidity discount applied to grants with a post-vesting holding restriction	3.9%	4.7%	4.2%

Schedule of Share-based Compensation, Stock Options, Activity
A summary of the status of our stock options as of and for the year ended December 31, 2024 is presented below:

	2024
	Number of Shares	Weighted Average Exercise Price (per common share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1,	24,724	$31.83
Exercised	—	—
Cancelled or expired	(24,724)	31.83
Options outstanding at December 31,	—	—	—	—
Options exercisable at December 31,	—	—	—	—
A summary of additional information pertaining to our stock options is presented below:

	2024	2023	2022
Intrinsic value of options exercised (a)	—	$2	$300
Cash received from exercise of options	—	75	2,466

(a)Intrinsic value of options exercised is the amount by which the fair value of the stock on the exercise date exceeded the exercise price of the option.